Derivative Financial Instruments - Summary of Items designated as Hedging Instruments, Hedged Items and Ineffectiveness for Fair Value Hedges for Cash Flow Hedges and Net Investment Hedges (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	$ 5,121	$ 4,078
Carrying amount of the hedging instruments, Liabilities	(11,247)	(9,902)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	55	2,404
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	61	2,390
Ineffectiveness recorded in non-interest income-other	17	8
Cash flow hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	4,685	3,897
Carrying amount of the hedging instruments, Liabilities	(5,452)	(3,544)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,221)	2,551
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,215)	2,537
Ineffectiveness recorded in non-interest income-other	17	8
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	1,204	684
Carrying amount of the hedging instruments, Liabilities	(2,818)	(1,575)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,004)	62
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,017)	58
Ineffectiveness recorded in non-interest income-other	16	(2)
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	2,428	1,347
Carrying amount of the hedging instruments, Liabilities	(180)	(570)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1,352	896
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1,378	908
Ineffectiveness recorded in non-interest income-other	(5)	13
Cash flow hedges [member] | Currency or interest rate risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	25	17
Carrying amount of the hedging instruments, Liabilities	(155)	(12)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	72	464
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	69	464
Ineffectiveness recorded in non-interest income-other	5	(1)
Cash flow hedges [member] | Currency or interest rate risk [member] | Cash [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	66	71
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(2)	4
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(2)	4
Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	921	1,770
Carrying amount of the hedging instruments, Liabilities	(2,298)	(1,385)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	(1,969)	1,298
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	(1,973)	1,276
Ineffectiveness recorded in non-interest income-other	1	(2)
Cash flow hedges [member] | Equity price risk return swap [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	41	8
Carrying amount of the hedging instruments, Liabilities	(1)	(2)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	330	(173)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	330	(173)
Net investment hedges [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	436	181
Carrying amount of the hedging instruments, Liabilities	(5,795)	(6,358)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	1,276	(147)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	1,276	(147)
Net investment hedges [member] | Currency risk [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Liabilities	(5,714)	(6,150)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	435	(70)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	435	(70)
Net investment hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedged items and hedging instruments [line items]
Carrying amount of the hedging instruments, Assets	436	181
Carrying amount of the hedging instruments, Liabilities	(81)	(208)
Gains/(losses) on hedging instrument recognized in Other Comprehensive Income	841	(77)
Gains/(losses) on hedged item used to calculate hedge ineffectiveness	$ 841	$ (77)